INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2025
Income Taxes [Abstract]
Schedule of Information About Components Of Tax Expense Income

	2025	2024
Income before income taxes from continuing operations	$131,367	$533,310
Combined Canadian federal and provincial income tax rate (%)	27	27
Expected income tax expense	$35,469	$143,994
Foreign exchange impact	(20,487)	20,258
Non-taxable income and non-deductible expenses	24,378	16,159
Impact of tax rate differences between jurisdictions	(2,044)	29,271
Change in estimates of prior year	26,012	6,091
Impact of Mexican inflation	(4,396)	(5,043)
Tax effect of changes in temporary differences for which no tax benefit has been recognized	60,596	50,607
Mining, state and other special tax	45,495	22,681
Reductions based on local tax incentives and other benefits	(14,795)	(11,002)
Total income tax expense	$150,228	$273,016

Comprising:
Current tax expense	$135,527	$25,024
Deferred tax expense	14,701	247,992
	$150,228	$273,016

Schedule of Detailed Information About Net Deferred Tax Assets And Liabilities
The significant components of the Company’s deferred income tax assets and deferred income tax liabilities at December 31, 2025 and 2024 were as follows:

	2025	2024
Non-capital losses	$211,812	$174,610
Deductible temporary differences relating to:
Investments and loans and borrowings	77,904	19,187
Inventories	42,042	32,003
Reclamation and closure cost provisions	27,208	17,624
Derivatives	21,934	31,355
Accrued liabilities	9,547	14,528
Mining tax	9,129	6,025
Other	12,718	4,979
Total deferred income tax assets	$412,294	$300,311
Taxable temporary differences relating to:
Mineral properties, plant and equipment	$(1,537,640)	$(870,539)
Mining tax	(242,392)	(190,547)
Loans and borrowings	(23,670)	(23,539)
Inventories	(10,141)	(12,107)
Other	(10,302)	(1,212)
Total deferred income tax liabilities	(1,824,145)	(1,097,944)
Net deferred income tax liability	$(1,411,851)	$(797,633)

Classified and presented as:
Deferred income tax assets	$—	$2,339
Deferred income tax liabilities	(1,411,851)	(799,972)
	$(1,411,851)	$(797,633)

Schedule of Detailed Information About In Deferred Tax Assets And Liabilities Explanatory
The movements in the Company’s net deferred income tax liability during the years ended December 31, 2025 and 2024 were as follows:

	Note	2025	2024
Balance – beginning of year		$(797,633)	$(244,704)
Recognized on Calibre Acquisition	5(a)	(604,594)	—
Recognized in net income from continuing operations		(14,701)	(247,992)
Recognized in net income from discontinued operation	9	17,479	(7,304)
Recognized in OCI		(12,511)	15,031
Recognized directly in equity		—	(1,414)
Disposed on sale of Nevada Assets	5(b)	6,157	—
Reclassified to assets held for sale and liabilities relating to assets held for sale	9	(6,048)	—
Recognized on Greenstone Acquisition	5(c)	—	(311,250)
Balance – end of year		$(1,411,851)	$(797,633)

Schedule of Detailed Information About Deductible Temporary Differences Unused Tax Losses And Unused Tax Credits For Which Deferred Tax Assets Not Recognized
The Company’s deductible temporary differences, unused tax losses and unused tax credits relating to continuing operations at December 31, 2025 for which deferred income tax assets have not been recognized were as follows:

	2025	2024(1)
Deductible temporary differences relating to:
Limited interest expense deduction carryforward	$174,037	$87,911
Derivatives	149,911	20,024
Reclamation and closure cost provisions	135,302	93,904
Mineral properties, plant and equipment	125,075	155,187
Investments and loans and borrowings	37,669	152,838
Accrued receivables and liabilities	22,091	63,073
Other	8,816	31,406
Non-capital losses	344,335	463,008
Capital losses	16,020	84,555
	$1,013,256	$1,151,906
(1)    The above figures for deductible temporary differences, unused tax losses and unused tax credits for which deferred income tax assets have not been recognized at December 31, 2024 include $284.3 million relating to the Brazil Operations.

Schedule of Detailed Information About Non Capital Loss Applied To Reduce Future Taxable Income	The loss carryforwards expire as follows:

2025
Canada (expire between 2035–2045)	$1,388,893
United States - California (expire between 2030–2040 or after)	67,960
Mexico (expire between 2026–2035)	200,769
Other (expire 2027 or after)	17,357
$1,674,979